Annual Fund Operating Expenses - RS Shares Prospectus	Jan. 26, 2026
GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	1.21%	[1]
Expenses (as a percentage of Assets)	1.66%	[2]
GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.98%
Other Expenses (as a percentage of Assets):	1.98%	[3]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	2.59%	[5]
Fee Waiver or Reimbursement	(0.35%)	[6]
Net Expenses (as a percentage of Assets)	2.24%	[4],[5]
GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	1.34%	[7]
Expenses (as a percentage of Assets)	1.91%	[8]
GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	1.35%	[9]
Acquired Fund Fees and Expenses	0.01%	[10]
Expenses (as a percentage of Assets)	1.86%	[11]
Fee Waiver or Reimbursement	0.10%	[12]
Net Expenses (as a percentage of Assets)	1.96%	[10],[11]
GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 1, 2027
GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.00%
Component2 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	1.34%	[13]
Expenses (as a percentage of Assets)	1.74%	[14]
Fee Waiver or Reimbursement	(0.05%)	[15]
Net Expenses (as a percentage of Assets)	1.69%	[14],[15]

[1]	The Fund's Class RS shares are newly offered. “Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[2]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Service Class shares of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[3]	The Fund's Class RS shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[4]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[5]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Service Class shares of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[6]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through August 1, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, AFFE, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 2.15% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[7]	The Fund's Class RS shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[8]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Service Class shares of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[9]	The Fund's Class RS shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[10]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, business development companies or certain exchange-traded funds.
[11]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Service Class shares of the Fund and does not include indirect expenses such as AFFE but includes the expense reductions generated when the Fund loaned its portfolio securities.
[12]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through August 1, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.89% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed.
[13]	The Fund's Class RS shares are newly offered. "Other Expenses” shown for the RS Shares are based on anticipated fees and expenses for the first full fiscal year.
[14]	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Service Class shares of the Fund and includes the expense reductions generated when the Fund loaned its portfolio securities.
[15]	AssetMark, Inc. (“AssetMark” or the “Advisor”) has contractually agreed through August 1, 2027, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 1.69% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2027 unless the Board of Trustees consents to an earlier revision or termination. Under the expense limitation agreement, AssetMark may recoup waived fees and expenses borne for a three-year period under specified conditions. No recoupment will be paid to AssetMark if the Fund’s current Total Annual Fund Operating Expenses exceed the expense limitation in effect at the time fees were waived or expenses were reimbursed